Allowance for Loan Losses (the Allowance) - Allowance allocated by portfolio segment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impaired Loans
Allowance on loans and leases individually evaluated for impairment	$ 136	$ 103
Allowance on loans and leases collectively evaluated for impairment	9,377	7,950
Total	9,513	8,053	$ 6,709
Carrying value of loans and leases individually evaluated for impairment	7,307	5,799
Carrying value of loans and leases collectively evaluated for impairment	948,646	822,566
Total	955,953	828,365
Commercial mortgage
Impaired Loans
Allowance on loans and leases collectively evaluated for impairment	3,426	3,209
Total	3,426	3,209	2,434
Carrying value of loans and leases individually evaluated for impairment	2,138	1,929
Carrying value of loans and leases collectively evaluated for impairment	360,452	323,464
Total	362,590	325,393
Home equity lines and loans
Impaired Loans
Allowance on loans and leases individually evaluated for impairment	46
Allowance on loans and leases collectively evaluated for impairment	296	323
Total	342	323	280
Carrying value of loans and leases individually evaluated for impairment	536	83
Carrying value of loans and leases collectively evaluated for impairment	81,047	82,203
Total	81,583	82,286
Residential mortgage
Impaired Loans
Allowance on loans and leases collectively evaluated for impairment	179	191
Total	179	191	82
Carrying value of loans and leases individually evaluated for impairment	854	969
Carrying value of loans and leases collectively evaluated for impairment	42,265	40,969
Total	43,119	41,938
Construction
Impaired Loans
Allowance on loans and leases collectively evaluated for impairment	2,362	1,627
Total	2,362	1,627	1,689
Carrying value of loans and leases individually evaluated for impairment	1,247	1,281
Carrying value of loans and leases collectively evaluated for impairment	170,797	115,625
Total	172,044	116,906
Commercial and industrial
Impaired Loans
Allowance on loans and leases individually evaluated for impairment	27	103
Allowance on loans and leases collectively evaluated for impairment	2,657	2,509
Total	2,684	2,612	2,097
Carrying value of loans and leases individually evaluated for impairment	1,288	443
Carrying value of loans and leases collectively evaluated for impairment	272,013	253,607
Total	273,301	254,050
Small Business Loans
Impaired Loans
Allowance on loans and leases individually evaluated for impairment	63
Allowance on loans and leases collectively evaluated for impairment	446	78
Total	509	78	117
Carrying value of loans and leases individually evaluated for impairment	1,244	1,094
Carrying value of loans and leases collectively evaluated for impairment	20,372	4,662
Total	21,616	5,756
Consumer
Impaired Loans
Allowance on loans and leases collectively evaluated for impairment	6	3
Total	6	3	5
Carrying value of loans and leases collectively evaluated for impairment	1,003	701
Total	1,003	701
Leases, net
Impaired Loans
Allowance on loans and leases collectively evaluated for impairment	5	10
Total	5	10	$ 5
Carrying value of loans and leases collectively evaluated for impairment	697	1,335
Total	$ 697	$ 1,335